Selected Quarterly Financial Data - Summary of Quarterly Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Total operating expenses	$ 5,052	$ 10,958	$ 8,131	$ 7,005	$ 6,924	$ 5,977	$ 5,523	$ 4,992	$ 3,472	$ 37,424	$ 22,060	$ 33,018	$ 19,964	$ 15,945
Consolidated net loss	$ (6,396)	$ (11,341)	$ (8,358)	$ (6,992)	$ (7,162)	$ (6,179)	$ (5,453)	$ (4,929)	$ (3,530)	$ (39,667)	$ (22,512)	$ (33,853)	$ (20,091)	$ (15,871)
Basic and diluted net loss per share	$ (0.27)	$ (0.49)	$ (0.40)	$ (0.38)	$ (0.60)	$ (7.96)	$ (6.17)	$ (8.98)	$ (3.99)	$ (1.66)	$ (1.32)	$ (1.82)	$ (27.09)	$ (19.74)